Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2019
Description of Business and Organization
Schedule of consolidated assets and liabilities, and consolidated operating results and cash flows information of the Group's VIEs and VIEs' subsidiaries included in the accompanying consolidated financial statements

All intercompany transactions and balances with the Company and its subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	543,525	686,091
Restricted cash	—	150,050
Accounts receivable, net	119,563	82,943
Inventories	1,661,056	2,606,739
Advances to suppliers	329,741	176,317
Prepayments and other current assets	103,056	399,717
Amounts due from related parties	12,898	11
Total current assets	2,769,839	4,101,868
Property and equipment, net	41,758	55,476
Intangible asset, net	12,267	10,390
Restricted cash	2,800	3,572
Investments in equity investees	2,859	29,699
Deferred tax assets	35,029	65,716
Goodwill	20,413	23,560
Operating lease right-of-use assets	—	147,819
Other non-current assets	5,188	13,606
Total non-current assets	120,314	349,838
Total assets	2,890,153	4,451,706
Short-term borrowings and current portion of long-term borrowings	134,324	159,500
Accounts payable	384,280	324,069
Amount due to intercompany	1,882,797	2,501,418
Amount due to related parties	1,561	330
Advances from customers	63,684	30,707
Income tax payable	42,699	91,516
Accrued expenses and other current liabilities	235,461	807,348
Deferred revenue	62,372	97,859
Operating lease liabilities	—	32,602
Total current liabilities	2,807,178	4,045,349
Long-term borrowings, excluding current portion	—	30,000
Operating lease liabilities	—	108,672
Long-term liabilities	14,240	9,165
Total non-current liabilities	14,240	147,837
Total liabilities	2,821,418	4,193,186

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	3,504,055	4,996,168	6,277,535
Net income	169,851	103,438	182,443
Net cash (used in)/ provided by operating activities	(19,779)	(714,718)	290,615
Net cash used in investing activities	(11,996)	(38,342)	(51,679)
Net cash provided by financing activities	101,599	1,183,163	54,452
Net increase in cash, cash equivalents and restricted cash	69,824	430,103	293,388
Cash, cash equivalents and restricted cash at the beginning of the year	46,398	116,222	546,325
Cash, cash equivalents and restricted cash at the end of the year	116,222	546,325	839,713